CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015
Statement of Comprehensive Income [Abstract]
Real estate sales taxes	$ 34,932,216	$ 25,558,801
Other comprehensive income/(loss), tax	$ 0	$ 0